Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 2,602	$ 20,390
Valuation allowance	0	(29)
Total net value of trade receivables	$ 2,602	$ 20,361